Revenue Information (Tables)	12 Months Ended
Dec. 31, 2024
Revenue Information [Abstract]
Schedule of Revenue Based on Operations

For the years ended at December 31, 2024, 2023 and 2022, the Group’s revenue based on operations consists of the following:

	January 1 -	January 1 -	January 1 -
	Dec 31, 2024	Dec 31, 2023	Dec 31, 2022

Rental revenues	19,749,838	20,852,642	26,769,058
Reservation revenue	13,275	30,800	62,577
Other revenue	20,812	122,864	103,033
Gross Sales	19,783,925	21,006,306	26,934,668

Sales refunds	(104,378)	(32,746)	(69,409)
Sales discount	(1,019,892)	(944,008)	(1,877,088)
Net Sales	18,659,655	20,029,552	24,988,171

Schedule of Deferred Revenue Consists of Prepaid Coupons and Wallet

Deferred revenue consists of prepaid coupons and wallet balances which will be recorded as revenue when the relevant ride is taken, as that represents the satisfaction of the Group’s performance obligation.

	Dec 31, 2024	Dec 31, 2023

Wallets	1,552,074	1,339,954
Other	292,974	210,254
Total	1,845,048	1,550,208

Schedule of Deferred Revenue Movement

The table below shows the deferred revenue movement on wallets for the years ended December 31, 2024 and 2023:

	January 1, 2024	Additions	Revenue recognised	FX rate adjustment	December 31, 2024

Deferred revenue	1,339,954	3,294,445	(2,815,778)	(266,547)	1,552,074
Total	1,339,954	3,294,445	(2,815,778)	(266,547)	1,552,074

	January 1, 2023	Additions	Revenue recognised	FX rate adjustment	December 31, 2023

Deferred revenue	1,127,105	5,583,103	(4,472,566)	(897,688)	1,339,954
Total	1,127,105	5,583,103	(4,472,566)	(897,688)	1,339,954